Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	SERVE ROBOTICS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42023
Entity Tax Identification Number	85-3844872
Entity Address, Address Line One	1360 Bayport Avenue
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	818
Local Phone Number	860-1352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SERV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001832483